General information and basis of preparation - Net assets distributed in connection with the reorganization (Details) - CNY (¥) ¥ in Thousands	Dec. 01, 2018	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Amounts due from the controlling shareholder		¥ 5,105	¥ 1,791
Other receivables		57,220	58,278
Non-current assets:
Intangible assets		43,066	61,005
Total assets		11,281,788	10,705,030
Liabilities
Other payables		148,534	103,536
Current taxation		89,421	65,757
Total liabilities		¥ 4,254,388	¥ 4,052,876
Reorganization
Current assets:
Amounts due from the controlling shareholder	¥ 501,799
Other receivables	9,392
Non-current assets:
Intangible assets	916
Total assets	512,107
Liabilities
Other payables	12,950
Current taxation	5,297
Total liabilities	18,247
Net assets distributed in connection with the Reorganization	¥ 493,860